Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Strategic Investor Fund), MSCI All Country World Index (reflects no deductions for fees, expenses or taxes))	0 Months Ended
Jun. 15, 2012
(Columbia Strategic Investor Fund) | MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	12.67%
5 Years	3.44%
10 Years	3.20%